Current trade and other receivables	12 Months Ended
Dec. 31, 2018
Current trade and other receivables
Current trade and other receivables

15 Current trade and other receivables

	2018	2017	2016
	$m	$m	$m
Amounts due within one year
Trade receivables	3,033	2,818	2,625
Less: Amounts provided for doubtful debts (Note 27)	(38)	(16)	(42)
	2,995	2,802	2,583
Other receivables	1,143	793	852
Prepayments and accrued income	1,363	1,148	879
	5,501	4,743	4,314
Amounts due after more than one year
Other receivables	–	156	140
Prepayments and accrued income	73	110	119
	73	266	259
Trade and other receivables	5,574	5,009	4,573

Trade receivables includes $724m (2017: $327m; 2016: $655m) due from customers which are subject to debt factoring agreements, where invoices have currently not been factored and then derecognised.

All financial assets included within current Trade and other receivables are held at amortised cost with carrying value being a reasonable approximation of fair value.